LEASES - Disclosure of composition of lease liability balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1		$ 6,294	$ 8,150
Additions during the year			338
Interest expenses			330
Lease payments			(2,512)
Other changes			(12)
Current maturities of leases liabilities	$ 3,474	2,967	2,145
Long-term lease liabilities	6,402	4,078	4,149
Balance at December 31			6,294
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	7,045	6,294	8,141
Additions during the year	4,883	1,653	338
Additions in respect of acquisition	273	1,519
Interest expenses	398	342	330
Lease payments	(3,448)	(2,997)	(2,503)
Other changes	725	234	(12)
Current maturities of leases liabilities	3,474	2,967	2,145
Long-term lease liabilities	6,402	4,078	4,149
Balance at December 31	$ 9,876	7,045	6,294
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1		$ 0	9
Additions during the year			0
Interest expenses			0
Lease payments			(9)
Other changes			0
Current maturities of leases liabilities			0
Long-term lease liabilities			0
Balance at December 31			$ 0